Employee Benefits Plan - Net Defined Benefit Plan Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (1,399)	$ (1,292)
Plan expense benefit recognized in income statement:
Plan expense benefit recognized in income statement	133	142
Actuarial (losses) gains	20	(67)
Settlement loss	(5)
Exchange differences	(30)	32
Contributions paid	590	88
Other	4	(16)
End of period	(954)	(1,399)
Net plan surpluses recognized in non-current assets	30	18
Net plan obligations recognized in non-current liabilities	(984)	(1,417)
Continuing operations [member]
Plan expense benefit recognized in income statement:
Plan expense benefit recognized in income statement	(135)	(149)
Discontinued operations [member]
Plan expense benefit recognized in income statement:
Plan expense benefit recognized in income statement	1	5
Pension Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(1,259)	(1,135)
Plan expense benefit recognized in income statement:
Actuarial (losses) gains	19	(79)
Settlement loss	(5)
Exchange differences	(26)	31
Contributions paid	578	74
Other	3	(17)
End of period	(812)	(1,259)
Pension Plans [Member] | Continuing operations [member]
Plan expense benefit recognized in income statement:
Plan expense benefit recognized in income statement	(122)	(138)
Pension Plans [Member] | Discontinued operations [member]
Plan expense benefit recognized in income statement:
Plan expense benefit recognized in income statement		5
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(140)	(157)
Plan expense benefit recognized in income statement:
Plan expense benefit recognized in income statement	5	6
Actuarial (losses) gains	1	12
Exchange differences	(4)	1
Contributions paid	12	14
Other	1	1
End of period	(142)	(140)
Other Post Employment Benefits [Member] | Continuing operations [member]
Plan expense benefit recognized in income statement:
Plan expense benefit recognized in income statement	(13)	$ (11)
Other Post Employment Benefits [Member] | Discontinued operations [member]
Plan expense benefit recognized in income statement:
Plan expense benefit recognized in income statement	$ 1